FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of maturity analysis for financial liabilities
The following table summarizes the aggregate amount of contractual future cash outflows for the Company’s financial liabilities:

						Payments Due by Year
(US $ millions)	2019	2020	2021	2022	2023	Thereafter	Total
Principal	$—	$240	$—	$—	$315	$—	$555
Interest	34	33	19	19	10	—	115
Long-term debt, including interest	$34	$273	$19	$19	$325	$—	$670
Note: The above table does not include pension and post-employment benefit plan obligations.

Disclosure of net book values and fair values of non-derivative financial assets
The net book values and fair values of non-derivative financial instruments were as follows:

		Dec 31, 2018		Dec 31, 2017
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$128	$128	$241	$241
Accounts receivable	Amortised cost	149	149	174	174
Other assets	Amortised cost	4	4	2	2
		$281	$281	$417	$417
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$293	$293	$282	$282
Automatic share purchase plan accrual	Amortised cost	42	42	—	—
Long-term debt(1)	Amortised cost	555	556	555	597
Other liabilities	Amortised cost	34	34	29	29
		$924	$925	$866	$908

(1)	Principal value of long-term debt excluding debt issue costs of $5 million (2017 – $7 million) (note 8).

Disclosure of net book values and fair values of non-derivative financial liabilities
The net book values and fair values of non-derivative financial instruments were as follows:

		Dec 31, 2018		Dec 31, 2017
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$128	$128	$241	$241
Accounts receivable	Amortised cost	149	149	174	174
Other assets	Amortised cost	4	4	2	2
		$281	$281	$417	$417
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$293	$293	$282	$282
Automatic share purchase plan accrual	Amortised cost	42	42	—	—
Long-term debt(1)	Amortised cost	555	556	555	597
Other liabilities	Amortised cost	34	34	29	29
		$924	$925	$866	$908

(1)	Principal value of long-term debt excluding debt issue costs of $5 million (2017 – $7 million) (note 8).